Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241222
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Equity ETF
Trading Symbol	TCAF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Appreciation Equity ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Equity ETF	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the S&P 500 Index, underweight allocations to the energy and consumer staples sectors contributed to relative results, as these sectors lagged the broader benchmark in a market that strongly favored growth-oriented names.

  On the negative side, an overweight allocation to health care was a leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the consumer discretionary sector also detracted from relative results, due primarily to our lack of exposure to automobile manufacturer Tesla, which does not fit our investment style. Shares of Tesla surged following the U.S. presidential election, fueled by market speculation that Chief Executive Officer Elon Musk’s relationship with the incoming administration would be beneficial for the company.

  The fund seeks long-term capital growth by investing primarily in common stocks of large U.S. companies. Notable changes in positioning during the period included adding to positions in health care and information technology and paring positions in consumer staples.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,208	10,179	10,183
9/30/23	9,912	9,848	9,850
12/31/23	11,057	11,036	11,002
3/31/24	12,132	12,142	12,163
6/30/24	12,593	12,533	12,684
9/30/24	13,331	13,313	13,431
12/31/24	13,372	13,664	13,754

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Capital Appreciation Equity ETF (Based on Net Asset Value)	20.94%	20.63%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
S&P 500 Index (Strategy Benchmark)	25.02%	22.85%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 3,046,031,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 5,541
InvestmentCompanyPortfolioTurnover	14.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,046,031 Number of Portfolio Holdings94 Investment Advisory Fees Paid (000s)$5,541 Portfolio Turnover Rate14.3%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	99.8%
Short-Term Investments	0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	8.4%
NVIDIA	6.0
Amazon.com	5.5
Apple	5.3
Alphabet	3.8
UnitedHealth Group	3.0
Becton Dickinson	2.9
Fortive	2.8
Roper Technologies	2.8
PTC	2.7

Material Fund Change [Text Block]